Finance Receivables, Credit Quality Information and Allowance for Credit Losses - Summary of Changes in Allowance for Credit Losses on Finance Receivables (Detail) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Receivables [Abstract]
Beginning balance	$ 7,000	$ 53,497,000	$ 55,031,095	$ 53,145,900	$ 53,145,900	$ 27,116,838	$ 10,597,922
Effects of adopting fair value option			(55,031,000)
Provision for credit losses on finance receivables	31,000	11,168,000	38,000	39,833,000	81,619,163	99,389,395	47,386,408
Finance receivables charged off	(27,000)	(23,826,000)	(27,000)	(54,796,000)	(90,173,497)	(78,882,560)	(32,922,512)
Recoveries of charge offs		3,019,000		5,675,000	10,439,529	5,522,227	2,055,020
Ending balance	$ 11,000	$ 43,858,000	$ 11,000	$ 43,858,000	$ 55,031,095	$ 53,145,900	$ 27,116,838
Allowance for credit losses on finance receivables as a percentage of finance receivables					21.50%	20.60%	19.60%